Employee Benefit Plans, Assumptions(Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Health care cost trend rate assumed for next year		0.085	0.090
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)		0.049	0.049
Defined Benefit Plan, Expected Future Benefit Payments in Year One		781
Other Post Retirement Benefit Plans, Expected Future Payment, Year One		80
Contribution of common stock to U.S. pension plan		130
Defined Benefit Plan, Contributions by Employer		556	73
Defined Benefit Plans, Future Employer Contributions in Next Fiscal Year		560
Post Retirement Benefit Plan, Future Employer Contribution in Next Fixcal Year		80
Defined Benefit Plan, Expected Future Benefit Payments in Year Two		640
Other Post Retirement Benefit Plans, Expected Future Payments, Year Two		83
Defined Benefit Plan, Expected Future Benefit Payments in Year Three		627
Other Post Retirement Benefit Plans, Expected Future payment, Year Three		82
Defined Benefit Plan, Expected Future Benefit Payments in Year Four		654
Other Post Retirement Benefit Plans, Expected Future Payments, Yesr Four		81
Defined Benefit Plan, Expected Future Benefit Payments in Year Five		664
Other Post Retirement Benefit Plan, Expected Future Payments, Year Five		80
Defined Benefit Plan, Expected Future Benefit Payments in Five Fiscal Years Thereafter		3,426
Other Post Retirement Benefit Plan, Expected Future Payments, Years After Five		372
Year that the rate reaches the ultimate trend rate		2017	2017
Other Benefit Plan Costs Trend Rate 1% Increase [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Other Benefit Plans, Effect on Total Service and Interest Cost Components		5,000,000
Other Benefit Plans Effect of Benefit Obligation		89,000,000
Pension Plans, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Discount Rate	4.70%	5.20%	5.70%	6.30%
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate		4.70%	5.20%	5.70%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Expected Long-term Return on Assets	6.90%	7.20%	7.30%	7.40%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Rate of Compensation Increase	3.10%	3.10%	3.60%	3.90%
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Rate of Compensation Increase			3.10%	3.60%
Other Postretirement Benefit Plans, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Discount Rate	4.50%	4.90%	5.40%	6.30%
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate		4.50%	4.90%	5.40%
Defined Benefit and Other Post Retirement Plans Obligations [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Rate of Compensation Increase		3.10%
Other Benefit Plans Trend Rate 1% Decrease [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Other Benefit Plans, Effect on Total Service and Interest Cost Components		(4,000,000)
Other Benefit Plans Effect of Benefit Obligation		(72,000,000)